Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

The following table presents the Group’s intangible assets as of the respective balance sheet dates:

	Purchased software	Internal - use software	Total	Total
	RMB	RMB	RMB	US$
Net balance as of December 31, 2024	132	-	132	19
Additions	-	-	-	-
Amortization expense	(35)	-	(35)	(5)
Net balance as of June 30, 2025	97	-	97	14

The intangible assets are amortized using the straight-line method, which is the Group’s best estimate of how these assets will be economically consumed over their respective estimated useful lives of one to ten years.

Amortization expenses for intangible assets were RMB34 and RMB35 (US$5) for the six months ended June 30, 2024 and 2025, respectively. No impairment charge was recorded for the six months ended June 30, 2024 and 2025, respectively.

The annual estimated amortization expenses for the intangible assets for each of the next two years are as follows:

	RMB	US$
2025 (July – December)	36	5
2026	61	9
	97	14

10. INTANGIBLE ASSETS, NET

The following table presents the Group’s intangible assets as of the respective balance sheet dates:

	Purchased software	Total
	RMB	RMB
Net balance as of December 31, 2022	286	286
Amortization expense	(85)	(85)
Net balance as of December 31, 2023	201	201

	Purchased software	Total	Total
	RMB	RMB	US$
Net balance as of December 31, 2023	201	201	28
Additions	-	-	-
Amortization expense	(69)	(69)	(10)
Net balance as of December 31, 2024	132	132	18

The intangible assets are amortized using the straight-line method, which is the Group’s best estimate of how these assets will be economically consumed over their respective estimated useful lives of one to ten years.

Amortization expenses for intangible assets were RMB85, RMB85, and RMB69 for the years ended December 31, 2022, 2023, and 2024, respectively.

The annual estimated amortization expenses for the intangible assets for each of the next two years are as follows:

	RMB	US$
2026	70	10
2027	62	8
	132	18